SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2020
Summarized Financial Information For Partly Owned Subsidiary [Abstract]
Disclosure of statement of financial position for partly owned subsidiary [Table Text Block]
	December 31,
	2020	2019
Statement of financial position at reporting date (as presented in Focus' financial statements):

Current assets	$16,531	$7,723
Non-current assets	4,226	3,027
Current liabilities	(11,341)	(3,247)
Non-current liabilities	(2,274)	(1,853)

Total equity	$7,142	$5,650

Disclosure of operating results for partly owned subsidiary [Table Text Block]
	Year ended December 31,
	2020	2019
Operating results (as presented in Focus' financial statements):

Revenues	$13,823	$8,421
Net income (loss)	968	(324)
Other comprehensive income	(22)	(29)

Total comprehensive income (loss)	$946	$(353)

Disclosure of statement cash flows for partly owned subsidiary [Table Text Block]
	Year ended December 31,
	2020	2019
Cash flows (as presented in Focus' financial statements):

From operating activities	$1,882	$2,357
From investing activities	(1,656)	(1,308)
From financing activities	(184)	(129)
Effect of foreign exchange on cash and cash equivalents	39	10

Net increase (decrease) in cash and cash equivalents	$81	$930